Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.  Summary of Significant Accounting Policies

Use of Estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Management believes that the estimates utilized in the preparation of the financial statements are prudent and reasonable. Actual results could differ from those estimates and the differences could be material.

Valuation — Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the Statements of Financial Condition as net unrealized gain or loss on open contracts. The resulting net change in unrealized gains and losses is reflected in the “Net change in unrealized trading profit (loss)” on open contracts from one period to the next on the Statements of Income and Expenses. The fair value of exchange-traded futures, options and forward contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as inputs the spot prices, interest rates, and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period.  The fair value of an off-exchange-traded contract is based on the fair value quoted by the counterparty.  Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts.  There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The Partnerships may invest in affiliated underlying funds (“Master Fund(s)”).  U.S. GAAP permits the Partnerships, as a practical expedient, to estimate the fair value of an investment using the net asset value per share of the investment (or the equivalent), if the net asset value per share of the investment (or the equivalent) is calculated in a manner consistent with the measurement principles of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 946 as of the reporting entity’s measurement date.  The fair value of each Master Fund is based on the information provided by the Master Fund which reflects the Partnerships’ share of the fair value of the  net assets  of the Master Fund (i.e., the practical expedient is used).

The Partnerships record their investments in Master Funds at fair value on the basis of the net asset value of such investments. The financial statements of the Master Funds, including the condensed schedule of investments and the notes to the Master Funds’ financial statements, which provide information about the Master Funds’ valuation policy, are attached to this report and should be read with the Partnerships’ financial statements.

The Partnerships may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific Futures Interest on the underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the fair value of the Futures Interest on the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can potentially lose an unlimited amount.

Premiums received/premiums paid from writing/purchasing options are recorded as liabilities/assets on the Statements of Financial Condition. The difference between the fair value of the option and the premiums received/premiums paid is treated as an unrealized gain or loss within the Statements of Income and Expenses.

Revenue Recognition — Monthly, MS&Co. pays each Partnership interest income on 100% of the average daily equity maintained in the Partnership’ accounts during each month at a rate equal to 80% of the monthly average of the 4-week U.S. Treasury bill discount rate.  MS&Co. retains any interest earned in excess of the interest paid to the Partnerships.  For purposes of such interest payments, net assets do not include monies due to the Partnerships on Futures Interests that have not been received.  The Partnerships each pay a flat rate brokerage fee to Morgan Stanley Wealth Management and flat rate administrative fee to the General Partner.  The General Partner pays or reimburses the Partnerships for all fees and costs charged or incurred by MS&Co., the General Partner and/or their affiliates or any other entity acting as a commodity broker for the Partnerships.

 Fair Value of Financial Instruments — The fair value of the Partnerships’ assets and liabilities that qualify as financial instruments under the FASB ASC guidance relating to financial instruments approximates the carrying amount presented in the Statements of Financial Condition.

Foreign Currency Transactions and Translation — The Partnerships’ functional currency is the U.S. dollar; however, the Partnerships may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period. The effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gain/loss and net change in unrealized trading profit (loss) in the Statements of Income and Expenses.

Net Income (Loss) per Unit — Net income (loss) per Unit is computed in accordance with the specialized accounting for investment companies as illustrated in the Financial Highlights footnote (refer to Note 9. Financial Highlights).

Trading Equity — The Partnerships’ asset “Trading Equity” reflected on the Statements of Financial Condition, consists of (a) cash on deposit with MS&Co., a portion of which is to be used as margin for trading (b) net unrealized gains or losses on futures and forward contracts, which are fair valued and calculated as the difference between original contract value and fair value; and (c) for the Partnerships which trade in options, options purchased at fair value, if any. Options written at fair value, if any, are recorded in “Liabilities” within the Statements of Financial Condition.

The Partnerships, in their normal course of business, enter into various contracts with MS&Co. acting as their commodity broker. Pursuant to the brokerage agreement with MS&Co., to the extent that such trading results in unrealized gains or losses, these amounts are offset for each Partnership and are reported on a net basis on the Statements of Financial Condition.

The Partnerships have offset their unrealized gains or losses recognized on forward contracts executed with the same counterparty in the Statements of Financial Condition as allowable under the terms of their master netting agreement or such similar agreements with MS&Co., as the counterparty on such contracts. The Partnerships have consistently applied their right to offset.

Restricted and Unrestricted Cash — As reflected on the Partnerships’ Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forwards and options contracts and offset unrealized losses on only the offsetting London Metal Exchange positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash.

Brokerage and Related Transaction Fees and Costs — Spectrum Currency pays a general partner administrative fee to General Partner equal to 1/12th of 1.6% (a 1.6% annual rate) of its net assets, and an ongoing placement agent fee to Morgan Stanley Wealth Management equal to 1/12th of 2.0% (a 2.0% annual rate) of its net assets.  Spectrum Select, Spectrum Strategic, and Spectrum Technical each pay a general partner administrative fee to the General Partner equal to 1/12th of 2.0% (a 2.0% annual rate) of their  net assets, and an ongoing placement agent fee to Morgan Stanley Wealth Management equal to 1/12th of 2.0% (a 2.0% annual rate) of their net assets. Administrative fees currently cover all brokerage fees, transaction fees and costs, and ordinary administrative expenses.

Effective October 1, 2014, the flat rate brokerage fees for Spectrum Currency were reduced from 4.60% per annum (paid monthly) to 3.60% per annum (paid monthly) of its  net assets.

Effective April 1, 2014, the flat rate brokerage fees for Spectrum Select, Spectrum Strategic and Spectrum Technical were reduced from 6.0% per annum (paid monthly) to 4.0% per annum (paid monthly) of their net assets.

Redemptions — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit.  The request for redemptions must be delivered to a limited partner’s local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 p.m., New York City time, on the last day of the month in which the redemption is to be effective.  Redemptions must be made in whole Units, with a minimum amount of 50 Units required for each redemption, unless a limited partner is redeeming his entire interest in a particular Partnership.

Distributions — Distributions, other than redemptions of Units, are made on a pro rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships’ profits.

Income Taxes — No provision for income taxes has been made in the accompanying financial statements, as partners are individually responsible for reporting income or loss based upon their respective share of each Partnership’s revenue and expenses for income tax purposes. The Partnerships file U.S. federal and state tax returns.

The guidance issued by the FASB on income taxes, clarifies the accounting for uncertainty in income taxes recognized in each Partnership’s financial statements, and prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken. The Partnerships have concluded that there were no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2014 and 2013. If applicable, the Partnerships recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Income and Expenses. Generally, the 2011 through 2014 tax years remain subject to examination by U.S. federal and most state tax authorities. No income tax returns are currently under examination.

Dissolution of the Partnerships — Spectrum Currency, Spectrum Strategic, and Spectrum Technical will terminate on December 31, 2035 and Spectrum Select will terminate on December 31, 2025, regardless of financial condition at such time, or at an earlier date if certain conditions occur as defined in each Partnership’s Limited Partnership Agreement.

Statement of Cash Flows — The Partnerships are not required to provide a Statement of Cash Flows.

Investment Company Status

Effective January 1, 2014, the Partnerships adopted Accounting Standards Update (“ASU”) 2013-08, “Financial Services – Investments Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements”.  ASU 2013-08 changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company.  ASU 2013-08 is effective for interim and annual reporting periods beginning after December 15, 2013.  The adoption of this ASU did not have a material impact on the Partnerships’ financial statements.  Based on Management’s assessment, the Partnerships have been deemed to be the investment companies since inception.